CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Tax Effect Of Unrealized Gain On Available For Sale Investments	¥ 3,251	¥ 6,464	¥ 8,703
Tax effect of transfer to statements of operations of realized gains on available-for-sale investments	¥ 3,288	¥ 6,487	¥ 8,881